Prepaid Expense and Other Assets - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Provision for Prepaid Expenses	¥ 39,000
Impairment provision	¥ 39,000	¥ 0